Share-based compensation - Incentive Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 186,235	¥ 369,655	¥ 362,868
Exercised	6,243,395	3,579,925	10,802,458
Parent Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 186,235	¥ 369,655	¥ 362,868
Unrecognized compensation expense	¥ 241,885
Unrecognized compensation cost is expected to be recognized over a weighted-average period (in years)	1 year 10 months 24 days
Equity Incentive Plans | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested	20,995,169	72,073,933	5,897,276
Exercised	6,513,614	7,534,978	11,364,636
Equity Incentive Plans | Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested	7,262,987	754,807	469,719